UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices) (Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AINN Fund

Ticker: NNAIX

SEMI-ANNUAL REPORT

NOVEMBER 30, 2021

(Unaudited)

AINN Fund

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-866-792-1056

www.ainnfunds.com

                                                              Series Trust

AINN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by asset class as a percentage of the portfolio of investments.

Exchange Traded Funds
27.23%
Money Market Fund
72.77%

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AINN FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 37.88%
1,625	Invesco QQQ Trust Series 1 ETF	$ 639,957
2,335	iShares Core S&P Mid-Cap ETF	631,010
8,375	iShares MSCI EAFE ETF	643,535
13,275	iShares MSCI Emerging Market ETF	648,351
2,905	iShares Russell 2000 ETF	633,784
7,190	ProShares Ultra QQQ ETF *	629,916
4,625	ProShares Ultra S&P500 ETF	622,433
1,850	SPDR Dow Jones Industrial Average ETF Trust	638,065
1,395	SPDR S&P 500 ETF	635,506
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $5,852,493) - 37.88%		5,722,557

MONEY MARKET FUNDS - 101.25%
15,294,741	First American Government Obligations Fund Class X 0.03% *	15,294,741
TOTAL FOR MONEY MARKET FUNDS (Cost $15,294,741) - 101.25%		15,294,741

TOTAL INVESTMENTS (Cost $21,147,234) - 139.13%		21,017,298

LIABILITIES LESS OTHER ASSETS, NET - (39.13%)		(5,910,733)

NET ASSETS - 100.00%		$ 15,106,565

* Variable rate security; the coupon rate shown represents the yield at November 30, 2021.

The accompanying notes are an integral part of these financial statements.

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AINN FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2021 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $21,147,234)	$ 21,017,298
Cash	1,000
Receivables:
Interest	151
Prepaid Expense	444
Total Assets	21,018,893
Liabilities:
Payables:
Investments Purchased	5,852,494
Advisory Fees	16,006
Administrative Fees	499
Chief Compliance Officer Fees	499
Distribution Fees	31,404
Transfer Agent and Accounting Fees	2,724
Other Accrued Expenses	8,702
Total Liabilities	5,912,328

Net Assets	$ 15,106,565

Net Assets Consist of:
Paid In Capital	$ 14,947,570
Distributable Earnings	158,995
Net Assets	$ 15,106,565

Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,349,430
Net asset value per share	$ 11.19

The accompanying notes are an integral part of these financial statements.

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AINN FUND

STATEMENT OF OPERATIONS

For the Six Months Ended NOVEMBER 30, 2021 (UNAUDITED)

Investment Income:
Dividends	$ 44,502
Interest	383
Total Investment Income	44,885

Expenses:
Advisory fees	99,271
Distribution (12b-1) fees	19,854
Legal fees	16,915
Transfer Agent and Accounting fees	16,049
Audit fees	7,020
Registration fees	6,414
Custody fees	4,201
NSCC fees	3,839
Administrative fees	2,999
Chief Compliance Officer fees	2,999
Trustee fees	2,440
Other expenses	1,443
Insurance fees	1,252
Total Expenses	184,696

Net Investment Loss	(139,811)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(431,476)
Net Change in Unrealized Depreciation on Investments	(515,621)
Realized and Unrealized Loss on Investments	(947,097)

Net Decrease in Net Assets Resulting from Operations	$ (1,086,908)

The accompanying notes are an integral part of these financial statements.

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AINN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	11/30/2021	5/31/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (139,811)	$ (181,817)
Net Realized Gain (Loss) on Investments	(431,476)	2,043,380
Unrealized Appreciation (Depreciation) on Investments	(515,621)	277,124
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,086,908)	2,138,687

Distributions to Shareholders:
Distributions	-	(1,559,564)
Total Distributions	-	(1,559,564)

Capital Share Transactions	(753,984)	11,134,325

Total Increase (Decrease) in Net Assets	(1,840,892)	11,713,448

Net Assets:
Beginning of Period	16,947,457	5,234,009
End of Period	$ 15,106,565	$ 16,947,457

The accompanying notes are an integral part of these financial statements.

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AINN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

	(Unaudited) Six Months Ended 11/30/2021		Year Ended 5/31/2021	Period Ended 5/31/2020

					(a)

Net Asset Value at Beginning of Period/Year	$ 11.99		$ 10.87	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.10)		(0.18)	(0.30)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.70)		2.62	1.17
Total from Investment Operations	(0.80)		2.44	0.87

Distributions from Realized Capital Gains	-		(1.32)	-

Net Asset Value at End of Period/Year	$ 11.19		$ 11.99	$ 10.87

Total Return **	(6.67)%	(c)	22.77%	8.70%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 15,107		$ 16,947	$ 5,234
Ratio of Expenses to Average Net Assets	2.33%	(b)	2.22%	4.12%	(b)
Ratio of Net Investment Loss to Average Net Assets	(1.76)%	(b)	(1.52)%	(3.04)%	(b)
Portfolio Turnover	2659.82%	(c)	2078.02%	584.40%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) For the period June 3, 2019 (commencement of investment operations) through May 31, 2020.

(b) Annualized.

(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

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AINN FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2021 (UNAUDITED)

NOTE 1.  ORGANIZATION

The AINN Fund (the “Fund”) is a diversified series of MSS Series Trust (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Fund commenced operations on June 3, 2019. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series with no par value. The Fund is one of seven series currently authorized by the Trust’s Board of Trustees (the “Board”).  The investment adviser to the Fund is AINN Holding, LLC (the “Adviser”).

The Fund’s investment objective is to seek capital gains.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.”

TURNOVER RISK: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes paid by Fund shareholders.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:  The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country's rules and tax rates.

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AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2021) or expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended November 30, 2021, the Fund did not incur any interest or penalties.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

REDEMPTION FEES: Prior to July 12, 2021, the Fund imposed a 1.00% redemption fee on shares redeemed within 90 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee is applied uniformly in all cases. There were no redemption fees collected by the Fund during the six months ended November 30, 2021.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, on at least an annual basis. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such

Semi-Annual Report |  8

AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the related amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Adviser to apply those methods in making fair value determinations, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about

Semi-Annual Report |  9

AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and exchange traded funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments – Short-term investments are valued using amortized cost, which approximates fair value. These securities will be categorized Level 1 of the fair value hierarchy. Money market funds are valued at their net asset value of $1 per share and are categorized as Level 1.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Exchange Traded Funds	$ 5,722,557	$ -	$ -	$ 5,722,557
Money Market Funds	15,294,741	-	-	15,294,741
Total	$ 21,017,298	$ -	$ -	$21,017,298

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AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 2 or Level 3 assets or liabilities during the six months ended November 30, 2021. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISERY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER: AINN Holding, LLC serves as Adviser to the Fund pursuant to a management agreement with the Trust (the “Agreement”).  Subject to the oversight of the Board, the Adviser is responsible for management of the Fund's investment portfolio.  The Adviser is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund pays the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended November 30, 2021 the Adviser earned $99,271 in fees from the Fund. As of November 30, 2021, the Fund owed the Adviser $16,006 for advisory fees.

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC (“MSS”), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,450 depending on the average net assets of the Fund. For the six months ended November 30, 2021, MSS earned $16,049 from the Fund for transfer agent and accounting services. As of November 30, 2021, the Fund owed MSS $2,724 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the six months ended November 30, 2021, Empirical earned $5,998 for these services. As of November 30, 2021, the Fund owed Empirical $998.

UNDERWRITER FEES: Arbor Court Capital, LLC (the “Underwriter”) acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of MSS. Mr. Getts is the president and owner of the Underwriter.

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AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

For the six months ended November 30, 2021, the Underwriter earned $5,706 for its services.

DISTRIBUTION FEES: The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Plan”).  The Plan permits the Fund to pay the Adviser and/or the Underwriter for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is a maximum of 0.25% of its average daily net assets.  The Plan is a compensation style plan which means the Fund accrues expenses and pays the Adviser and/or the Underwriter based upon the percentage described above rather than on actual expenses incurred by the Adviser and/or the Underwriter.

Subject to the oversight of the Board, the Trust may, directly or indirectly, engage in any activities related to the distribution of the Shares of the Fund, which activities may include, but are not limited to, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Fund Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Fund Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Fund Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Plan has been approved by the Board, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding

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AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

shares of the Fund.  For the six months ended November 30, 2021, the Fund incurred distribution fees under the Plan of $19,854.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value.  Paid in capital as of November 30, 2021 was $14,947,570.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Capital	Shares	Capital
Shares sold	18,842	$ 220,101	1,032,692	$ 12,420,069
Shares reinvested	-	-	133,410	1,559,564
Shares redeemed	(82,392)	(974,085)	(234,482)	(2,845,308)
Net Increase	(63,550)	$ (753,984)	931,620	$ 11,134,325

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended November 30, 2021, purchases and sales of investment securities excluding U.S. Government Obligations and short-term investments aggregated $139,541,209 and $148,955,424, respectively.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2021, Interactive Brokers, LLC held in omnibus accounts, for the benefit of others, approximately 42% of the voting securities of the Fund and may be deemed to control the Fund; and COR Clearing LLC held in omnibus accounts, for the benefit of others, approximately 58% of the voting securities of the Fund and may be deemed to control the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown. However, the Fund considers the risk of loss from such potential claims to be remote.

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AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

NOTE 9. TAX MATTERS

At May 31, 2021, the cost of investments for federal income tax purposes was $17,159,526 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 25,967
Unrealized depreciation	(175,089)
Net unrealized depreciation	$ (149,122)

The difference between book and tax cost of investments represents the deferral of losses on wash sales.

The Fund's tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of May 31, 2021 the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation	$ (149,122)
Undistributed ordinary income	1,395,025
Total	$ 1,245,903

For the period June 3, 2019 (commencement of investment operations) through May 31, 2020 no distributions were made.

For the year ended May 31, 2021, there was an ordinary income distribution of $1,559,564.

For the six months ended November 30, 2021 no distributions were made.

NOTE 10.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and their investments and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in

Semi-Annual Report |  14

AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

healthcare service preparation and delivery, prolonged quarantines, climate change and climate related events, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 11.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the financial statements. Management has evaluated subsequent events through the issuance of these financial statements and has noted no further events.

Semi-Annual Report |  15

AINN FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, June 1, 2021 through November 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2021	November 30, 2021	June 1, 2021 to November 30, 2021

Actual	$1,000.00	$933.28	$11.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.39	$11.76

* Expenses are equal to the Fund's annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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AINN FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-792-1056, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio for the 12-months ended June 30 will be available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-792-1056.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended November 30, 2021, the Trust’s Liquidity Program Administrator (the "Administrator") reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

MANAGEMENT AGREEMENT RENEWAL

At a meeting held on March 22,2021, Counsel reviewed a memorandum provided to the Trustees regarding their duties in renewing investment advisory agreements, which highlighted the Trustees’ duties when considering renewal of the Management Agreement, which included, but were not limited to: the investment performance of an adviser; the nature, extent, and quality of the service to be provided by the investment adviser to a fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from its relationship with a fund; the extent to which economies of scale will be realized as a fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

Nature, Extent and Quality of Service. The Trustees considered AINN’s investment philosophy, strategies and implementation process and reviewed the background information on the investment personnel responsible for servicing the Fund. The Trustees discussed Mr. Carrasco’s and Mr. Sakarwala’s extensive careers in the investment advisory industry, which included over twenty years of experience for each individual. They discussed AINN’s compliance policies and procedures, including the AINN’s

Semi-Annual Report |  17

AINN FUND

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

practices for monitoring compliance with the Fund’s investment limitations. The Trustees discussed AINN’s broker selection process. They noted AINN’s multi-faceted approach to analyzing best execution, including the adviser’s individual screening of select broker-dealers to ensure best execution pricing.

Performance. The Trustees reviewed the Fund’s principal investment strategy and the Fund’s investment objective. The Trustees discussed that the AINN Fund had a limited operating history. They observed that the Fund had returns 29.24% during the one year period ended January 31, 2021, as compared to its adviser selected peer group return average of 16.77% and the S&P 500 Index return of 17.25% over the same period. The Trustees discussed the Fund’s performance, noting its strong relative performance over the one year period, and determined that the adviser should be given a full market cycle to implement the Fund’s strategy.

Fees and Expenses. The Trustees reviewed AINN’s advisory fee with respect to the Fund of 1.00%, which they noted was equal to the adviser selected peer group average. The Trustees discussed the Fund’s net expense ratio, noting that it was higher than the peer group average. They considered the adviser’s explanation that the Fund’s higher expenses, as compared to the funds in its peer group, was due in part to the disparity in asset size between the Fund and its peers. After discussion, it was the consensus of the Trustees that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by AINN. The Trustees observed that AINN earned a profit with respect to its relationship with the Fund during the period. They acknowledged the Fund’s relatively short operating history and noted that the profit earned by AINN was not relatively excessive either in terms of a dollar amount or as a percentage of gross advisory fees. They determined that excessive profitability for AINN was not an issue at this time.

Economies of Scale. The Trustees considered whether economies of scale had been realized in connection with AINN’s advisory services provided to the Fund. They noted that based on the Fund’s current asset size the absence of breakpoints was acceptable at this time. The Trustees agreed to revisit the matter of economies of scale at the next renewal of the advisory agreement and as the Fund’s asset size increased.

Conclusion. Having requested and received such information from AINN as the Trustees believed reasonably necessary to evaluate the terms of Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the Management Agreement was in the best interests of the future shareholders of the Fund.

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AINN FUND

TRUSTEES AND OFFICERS

      NOVEMBER 30, 2021 (UNAUDITED)

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	7	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	7	None

1The "Fund Complex" consists of the MSS Series Trust.

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AINN FUND

TRUSTEES AND OFFICERS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee and President	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	7	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an "Interested" Trustee as defined in the 1940 Act, because he is an officer of the Trust and President/owner of the Fund's distributor.

2 The "Fund Complex" consists of the MSS Series Trust.

The Independent Trustees are paid $300 each, for attending quarterly board meetings, per each series in the Trust.

Additional information about the Fund’s officers and trustees can be found in the SAI.

Semi-Annual Report |  20

Rev. September 2011

PRIVACY NOTICE

MSS SERIES TRUST

FACTS	WHAT DOES THE MSS SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the MSS Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does MSS Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For our affiliates to market to you	NO	We don't share
For non-affiliates to market to you	NO	We don't share
QUESTIONS?	Call 1-800-595-4866

Semi-Annual Report |  21

PRIVACY NOTICE
(continued)

What we do:
How does the MSS Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the MSS Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates' everyday business purposes – information about your   creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • MSS Series Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The MSS Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MSS Series Trust doesn't jointly market.

Semi-Annual Report |  22

INVESTMENT ADVISER

AINN Holding, LLC

5500 UTSA Blvd., Suite 250B
San Antonio, TX 78249

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: February 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: February 8, 2022

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: February 8, 2022